Notes Payable (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Oct. 17, 2016	Mar. 31, 2018	Dec. 31, 2017
Convertible debt		$ 100,000	$ 100,000
Debt maturity date		May 18, 2018	May 18, 2018
Gross proceeds note payable	$ 3,000,000	$ 3,000,000	$ 3,000,000
April 5, 2018 [Member]
Debt extend due date		Oct. 18, 2018